Pension and Other Benefit Programs (Narrative) (Details)	2 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Document Period End Date		Dec. 31, 2015
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate		4.50%
2014		$ 10,000,000
Defined Benefit Plan, Participants			2,725
Settlement Participants			935
Percentage of Participants, Settlement Acceptance			34.00%
Defined Benefit Plan, Settlements, Benefit Obligation			$ 55,000,000
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments			4,000,000
Defined Contribution Plan, Employer Matching Contribution of Eligible Employee Contributions, Percent		100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		6.00%
Defined Contribution Plan, Cost Recognized		$ 7,000,000	5,000,000	$ 4,000,000
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		478,000,000	516,000,000
Company contributions		$ 10,000,000	51,000,000
Defined Contribution Plan, Employer Matching Contribution, Percent of Match		100.00%
Net periodic post-retirement benefit costs		$ 2,000,000	$ 3,000,000
Discount rate		4.10%	3.80%
US Operations SESP [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		6.00%
US Operations SERP
Defined Benefit Plan Disclosure [Line Items]
Cash Surrender Value of Life Insurance		$ 51,000,000	$ 54,000,000
Benefits paid		$ 11,000,000	11,000,000
UK Operations SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		7.00%
NYSE Defined Contribution Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions	$ 2,000,000	$ 9,000,000	20,000,000
US and UK Operations SESP [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	2,000,000		2,000,000
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		11,000,000
ICE Historical US Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions		5,000,000	4,000,000	$ 3,000,000
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid		14,000,000	16,000,000
Net periodic post-retirement benefit costs	$ 1,000,000	8,000,000	$ 9,000,000
Anticipated Medicare Subsidy Receipts		$ 12,000,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		65.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		35.00%
Minimum [Member] | ICE Historical Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		10.00%
Maximum [Member] | ICE Historical Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		20.00%
Interactive Data [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		4.50%
Defined Contribution Plan, Minimum Annual Contributions Per Employee, Percent		6.00%